Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Limited Duration Portfolio

(collectively, the "Portfolios")

The first sentence of the first paragraph under the section of the Prospectus entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) with respect to holders of Class I shares, clients who owned such Portfolio shares as of December 31, 2007, as applicable; (9) investments made in connection with certain reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser. If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

* * *

The second sentence of the third paragraph under the section of the Prospectus entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons'

spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTFISPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The first sentence of the first paragraph under the section of the Prospectus entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) with respect to holders of Class I shares, clients who owned such Portfolio shares as of December 31, 2007; (9) investments made in connection with certain reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

* * *

The second sentence of the third paragraph under the section of the Prospectus entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTMCGSPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

The first sentence of the first paragraph under the section of the Prospectus entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) with respect to holders of Class I shares, clients who owned such Portfolio shares as of December 31, 2007; (9) investments made in connection with certain reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

* * *

The second sentence of the third paragraph under the section of the Prospectus entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTGLBSTRATSPT-0513

Statement of Additional Information Supplement

May 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2013

The second sentence of the first paragraph under section of the Statement of Additional Information entitled "Purchase of Shares" is hereby deleted and replaced with the following:

The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) with respect to holders of Class I and Class P shares, respectively, clients who owned such Portfolio shares as of December 31, 2007; (9) investments made in connection with certain reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.